STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

State Street Premier Growth Equity V.I.S. Fund

(the “Fund”)

Class 1 (SPGSX)

Supplement Dated October 1, 2021

to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”),

each dated May 1, 2021, as may be supplemented from time to time

At a special shareholder meeting held on September 29, 2021, the Fund’s shareholders approved a change to the Fund’s diversification status from “diversified” to “non-diversified”, as such terms are defined under the Investment Company Act of 1940, as amended (the “1940 Act”) and the elimination of the related Fundamental Investment Restriction. Accordingly, effectively immediately:

(1)    The following sentence is added as the last sentence in the section titled “Principal Investment Strategies” in the Fund’s Summary Prospectus and Prospectus:

The Fund is a non-diversified investment company.

(2)    The Fund’s Summary Prospectus and Prospectus are amended to remove “Diversification Risk” from the Fund’s principal investment risks and to include the following principal investment risk:

Non-Diversification Risk: As a “non-diversified” mutual fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund Shares may be more volatile than the values of shares of more diversified funds.

(3)    The first sentence of the section titled “MANAGEMENT AND ORGANIZATION” in the Fund’s prospectus is replaced with the below:

Each Fund is a separate, diversified series of the Company (except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified series) that is an open-end management investment company incorporated under the laws of the Commonwealth of Virginia.

(4)    The first three sentences and the bullet list in the section titled “GENERAL” in the SAI are replaced with the below:

The Company was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984. The Company is an open-end management investment company. The Company includes the following diversified series:

•	State Street Small-Cap Equity V.I.S. Fund (the “Small-Cap Equity Fund”);

•	State Street S&P 500 Index V.I.S. Fund (the “S&P 500 Index Fund”);

•	State Street U.S. Equity V.I.S. Fund (the “U.S. Equity Fund”);

•	State Street Income V.I.S. Fund (the “Income Fund”);

•	State Street Total Return V.I.S. Fund (the “Total Return Fund”); and

•	State Street Real Estate Securities V.I.S. Fund (the “Real Estate Securities Fund”).

The Company includes the following non-diversified series:

•	State Street Premier Growth Equity V.I.S. Fund (the “Premier Growth Equity Fund”).

(5)    Investment restriction 2 in the section titled “INVESTMENT RESTRICTIONS—Investment Restrictions for All Funds (Except as Otherwise Noted)” in the SAI is amended as follows:

2. Each Fund, other than the Real Estate Securities Fund and the Premier Growth Equity Fund, shall invest at least 75% of its total assets in some combination of the following: (a) cash and cash items, (b) U.S. Government securities (as defined in the 1940 Act), (c) securities of other investment companies, and (d) other securities. With regard to (d), other securities (acquired pursuant to this policy) are limited as to any single issuer to an amount not greater than 5% of a Fund’s total assets and not more than 10% of the outstanding voting securities of any such issuer, or as otherwise permitted by applicable law.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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